Charter arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Charter arrangements [Abstract]
Shipping Revenues
The below table details the Company’s shipping revenues:

(Dollars in thousands)	2019	2018	2017
Time charter revenues*	$57,472	$64,462	$100,310
Voyage charter revenues**	477,595	311,480	254,742
Other shipping revenues	-	-	-
Shipping revenues	$535,068	$375,941	$355,052

*2019 time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $14.8 million, is presented in accordance with IFRS 15 Revenue from Contracts with Customers.
**2019 and 2018 voyage charter revenue is presented in accordance with IFRS 15 Revenue from Contracts with Customers.  The comparative information has not been restated.

Vessel Employment
The following summarizes the Company’s vessel employment as of December 31, 2019:

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q4 2021
DHT Bauhinia	Spot
DHT Bronco	Spot
DHT China	Time charter with profit sharing	Q2 2021
DHT Colt	Spot
DHT Condor	Spot
DHT Edelweiss	Spot
DHT Europe	Spot
DHT Falcon	Spot
DHT Hawk	Spot
DHT Jaguar	Spot
DHT Lake	Spot
DHT Leopard	Spot
DHT Lion	Spot
DHT Lotus	Time charter with profit sharing	Q1 2020
DHT Mustang	Spot
DHT Opal	Spot
DHT Panther	Spot
DHT Peony	Spot
DHT Puma	Spot
DHT Raven	Spot
DHT Redwood	Spot
DHT Scandinavia	Spot
DHT Stallion	Spot
DHT Sundarbans	Time charter with profit sharing	Q4 2021
DHT Taiga	Time charter with profit sharing	Q4 2022
DHT Tiger	Spot

Future Charter Payments
The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands)
Year	Amount
2020	47,413
2021	35,818
2022	8,325
2023	-
Thereafter	-
Net charter payments:	$91,556

Contract Balances
Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	notes 8,9

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

	2019	2018
Capitalized voyage expense	4,151	1,633